Financial Statements - Consolidated Statements of Cash Flows - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Used In Operating Activities Abstract
PROFIT BEFORE INCOME TAX	$ 2,766,667,000	$ 2,582,003,000
Adjustments to Obtain Cash Flows from Operating Activities	(22,947,628,000)	(10,913,848,000)
Adjustments for Depreciation and Amortisation	1,922,260,000	1,429,362,000
Adjustments for Net Impairment Loss of Financial Assets	3,834,036,000	2,527,822,000
Adjustments for Accrued Interest	(32,605,647,000)	(24,278,294,000)
Adjustments for Exchange Rate	(17,838,856,000)	1,856,483,000
Adjustments for Inflation Effecton Cash and Cash Equivalents Balance	21,872,466,000	7,873,786,000
Other Adjustments	(131,887,000)	(323,007,000)
NET INCREASES (DECREASES) DUE TO CHANGES IN OPERATING ASSETS	(4,074,168,000)	(66,884,348,000)
Net Increases (Decreases) for Financial Assets at Fair Value Through Profit or Loss	867,004,000	(2,222,960,000)
Net Increases (Decreases) for Financial Assets at Amortised Cost Abstract
Net Increases (Decreases) for Other Financial Assets	(5,914,901,000)	(2,474,754,000)
Net Increases (Decreases) for Loans and Advances to Financial Institutions	(4,142,686,000)	(1,821,909,000)
Net Increases (Decreases) for Loans and Advances to Customers	8,488,300,000	(43,114,151,000)
Net Increases (Decreases) for Loans and Advances to Government Sector	17,000	15,973,000
Net Increases (Decreases) for Reverse Repurchase Agreements	(3,503,682,000)	(9,185,461,000)
Net Increases (Decreases) for Financial Assets at Fair Value Through Other Comprehensive Income	282,671,000	(8,126,491,000)
Net Increases (Decreases) for Other Assets	(150,891,000)	45,405,000
NET INCREASES (DECREASES) DUE TO CHANGES IN OPERATING LIABILITIES	43,916,303,000	23,088,136,000
Net Increases (Decreases) for Financial Liabilities at Amortised Cost Abstract
Net Increases (Decreases) for Deposits from Financial Institutions	53,843,000	(170,033,000)
Net Increases (Decreases) for Deposits from Customers	29,720,286,000	19,508,033,000
Net Increases (Decreases) for Deposits from Government Sector	9,118,000	(3,279,041,000)
Net Increases (Decreases) for Repurchase Agreements	(407,074,000)	172,395,000
Net Increases (Decreases) for Financial Liabilities at Fair Value Through Profit or Loss	1,730,276,000	231,823,000
Net Increases (Decreases) for Other Financial Liabilities	12,809,854,000	6,624,959,000
Income Tax Paid	(1,358,731,000)	(1,313,652,000)
Interest Received	52,136,061,000	35,366,413,000
Interest Paid	(21,333,384,000)	(11,416,752,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) OPERATING ACTIVITIES	49,105,120,000	(29,492,048,000)
Cash Flows from Used In Investing Activities Abstract
PAYMENTS FOR INVESTING ACTIVITIES	(1,983,986,000)	(2,494,136,000)
Purchase of Property and Equipment, Intangible Assets and Other Assets	(1,901,966,000)	(2,494,136,000)
Payments for Loss of Control of Subsidiary	(82,020,000)	0
COLLECTIONS FOR INVESTING ACTIVITIES	1,158,333,000	467,453,000
Sale of Property and Equipment, Intangible Assets and Other Assets	655,278,000	10,234,000
Dividends Received	503,055,000	457,219,000
TOTAL CASH FLOWS GENERATED BY/(USED IN) INVESTING ACTIVITIES	(825,653,000)	(2,026,683,000)
Cash Flows from Financing Activities Abstract
PAYMENTS FOR FINANCING ACTIVITIES	(2,646,692,000)	(3,395,633,000)
Dividends	(1,306,955,000)	(1,454,790,000)
Debt Securities Issued Capital	(544,261,000)	(1,330,216,000)
Debt Securities Issued Interest	(792,961,000)	(564,244,000)
BCRA	(2,515,000)	(46,383,000)
COLLECTIONS FOR FINANCING ACTIVITIES	1,052,614,000	12,351,891,000
Issuance of Own Equity Instruments	0	10,733,204,000
Non-controlling Interest Capital Contribution	284,388,000	0
Debt Securities Issued Capital Collections	768,226,000	1,618,687,000
TOTAL CASH FLOWS GENERATED BY/(USED IN) FINANCING ACTIVITIES	(1,594,078,000)	8,956,258,000
Effect of Exchange Rate Changes on Cash and Cash Equivalents	17,838,854,000	(1,856,482,000)
Inflation Effect on Cash and Cash Equivalents Balance	(21,872,466,000)	(7,873,786,000)
TOTAL CHANGES IN CASH FLOWS	42,651,777,000	(32,292,741,000)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE FISCAL YEAR	56,453,684,000	88,746,425,000
CASH AND CASH EQUIVALENTS AT THE END OF THE FISCAL YEAR	$ 99,105,461,000	$ 56,453,684,000